1-32912

NYSE Regulation

CERTPAC

VIA FACSIMILE AND U.S. MAIL
October 29, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

PROCESSED
NOV 0 2 2007
THOMSON
FINANCIAL

Re: WisdomTree Trust

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on October 17, 2007) an application from the above-referenced issuer and has approved the following Shares of Beneficial Interest, $0.001 par value, of the following fund for listing on NYSE Arca, Inc. ("Exchange"):

WisdomTree Emerging Markets SmallCap Dividend Fund

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the enclosed self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst—Listing Compliance

Enclosure

cc: Ms. Lynn Eslin, Division of Investment Management, SEC
Mr. Richard Morris, Deputy General Counsel, WisdomTree Investments, Inc., 48 Wall Street, 11th Floor, New York, New York 10005

07055561

1350487

END